GENERAL (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
ILS
Currency [Line Items]
Consumer Price Index Points	253.8	246.7	248.6
Exchange Rate, Percentage of Change	2.10%	2.20%	3.00%
EUR
Currency [Line Items]
Closing foreign exchange rate	4.02	4.02	4.01
Exchange Rate, Percentage of Change	0.20%	7.20%	6.90%
USD
Currency [Line Items]
Closing foreign exchange rate	3.76	3.7	3.63
Exchange Rate, Percentage of Change	3.60%	5.10%	3.10%
CHF
Currency [Line Items]
Closing foreign exchange rate	4.18	4.11	4.31
Exchange Rate, Percentage of Change	3.10%	7.60%	12.80%